Share-based payments - Additional Information (Detail) R$ in Thousands		1 Months Ended		12 Months Ended
	Apr. 04, 2022 shares	Jan. 31, 2024 shares $ / shares	Feb. 28, 2023 shares $ / shares	Dec. 31, 2024 BRL (R$) $ / shares shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares
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Exercise Price | $ / shares				$ 18
Total Expense | R$					R$ 119	R$ 1,147
Number of other equity instruments granted	950,000
Second stock option plan [member]
Text Block [Line Items]
Number of options granted			1,150,000
Exercise Price | $ / shares			$ 9.96
Total Expense | R$					3,839	R$ 2,470
Third stock option plan [member]
Text Block [Line Items]
Number of options granted		1,274,000
Exercise Price | $ / shares		$ 11.04
Total Expense | R$					6,608
Bottom of range [member]
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Share based compensation arrangement by share based payment award vesting period	1 year
Top of range [member]
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Share based compensation arrangement by share based payment award vesting period	6 years
Restricted Stock Units RSU [Member]
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Percentage of total capital stock	1.65%
Number of other equity instruments granted						781,881
Liabilities from share-based payment transactions | R$				$ 11,912	11,912	R$ 11,350
Other provisions | R$				$ 6,013	R$ 6,013	R$ 4,007
Class A Common Shares [Member]
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Stock options outstanding				1,482,753	1,482,753
Class A Common Shares [Member] | Second stock option plan [member]
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Stock options outstanding				1,099,472	1,099,472	1,116,884
Class A Common Shares [Member] | Third stock option plan [member]
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Stock options outstanding				1,260,892	1,260,892
Stock option outstanding at grant date				1,273,492	1,273,492